SIGNIFICANT ACCOUNTING POLICIES - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - STATEMENTS OF INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in reserves	$ 282.2	$ 253.9	$ 205.5
Total benefits and expenses	798.9	695.7	600.2
Net gain (loss) from operations before federal income taxes (FIT)	(82.2)	(56.7)	(30.9)
FIT expense (benefit) incurred (excluding tax on capital gains)	7.6	(21.3)	(13.0)
Net gain (loss) from operations		(35.4)	(17.9)
Net income (loss)	(88.8)	(12.2)	(23.0)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in reserves		255.1	199.1
Total benefits and expenses		696.9	593.8
Net gain (loss) from operations before federal income taxes (FIT)		(57.9)	(24.5)
FIT expense (benefit) incurred (excluding tax on capital gains)		(22.3)	(15.2)
Net gain (loss) from operations		(35.6)	(9.3)
Net income (loss)	$ (89.4)	(12.4)	(14.4)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in reserves		(1.2)	6.4
Total benefits and expenses		(1.2)	6.4
Net gain (loss) from operations before federal income taxes (FIT)		1.2	(6.4)
FIT expense (benefit) incurred (excluding tax on capital gains)		1.0	2.2
Net gain (loss) from operations		0.2	(8.6)
Net income (loss)		$ 0.2	$ (8.6)